Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated September 11, 2023 to the Prospectus dated April 28, 2023 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Share Class	Par Up Rate* (As of September 11, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	70.83%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

Share Class	Par Up Rate* (As of September 11, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	75%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

3.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep

Share Class	Trigger Rate (As of September 11, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	5.43%	4.91%

4.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep

Share Class	Spread (As of September 11, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.59%	2.58%

5.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep

Share Class	Par Up Rate* (As of September 11, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	81.82%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

6.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep

Share Class	Cumulative Index Cap* (As of September 11, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.80%	10.70%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Investors should retain this supplement for future reference.